Income Taxes (Reconciliation of Unrecognized Tax Benefits on Domestic and Foreign Tax Positions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation for unrecognized tax benefits on the Company's domestic and foreign tax positions
Gross unrecognized tax benefits at beginning of year	$ 62	$ 74	$ 74
Increases for:
Tax positions related to the current year	17	5	12
Tax positions related to prior years	28	0	2
Decreases for:
Tax positions related to prior years	(15)	(17)	(13)
Settlements	0	0	(1)
Gross unrecognized tax benefits at end of year	92	62	74
Adjustments to reflect tax treaties and other arrangements	(25)	(2)	(5)
Net unrecognized tax benefits at end of year	$ 67	$ 60	$ 69